Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Catherine Spear) ($) (in thousands)(1)	Summary Compensation Table Total for PEO (Heather Hasson) ($) (in thousands)(1)	Compensation Actually Paid to PEO (Catherine Spear) ($) (in thousands)(1)(2)	Compensation Actually Paid to PEO (Heather Hasson) ($) (in thousands)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (in thousands)	Average Compensation Actually Paid to Non-PEO NEOs ($) (in thousands)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in millions)	Net Revenues ($) (in millions)(4)
							Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
2024	4,970	N/A	1,319	N/A	1,750	1,401	20.62	44.61	2.7	562.6
2023	8,388	N/A	8,732	N/A	2,424	2,340	23.15	48.16	22.6	550.3
2022	1,041	25,518	(170,952)	(19,989)	518	(19,685)	22.42	49.85	21.2	505.8
2021	13,032	12,962	290,153	298,744	13,839	19,870	91.81	91.22	(9.6)	419.6
__________________

Company Selected Measure Name	Net revenues
Named Executive Officers, Footnote	On August 2, 2022, Ms. Spear was appointed by our Board as our sole Chief Executive Officer and Ms. Hasson was appointed as Executive Chair of the Board.Amounts represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our remaining NEOs for the relevant fiscal year, each computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for the fiscal years listed:

Year	PEO(s)	Non-PEO NEO(s)
2024	Catherine Spear	Sarah Oughtred, Kevin Fosty and Daniella Turenshine
2023	Catherine Spear	Daniella Turenshine
2022	Catherine Spear and Heather Hasson	Daniella Turenshine
2021	Catherine Spear and Heather Hasson	Daniella Turenshine and Jeffrey D. Lawrence

Although we have voluntarily included Heather Hasson in this Proxy Statement as an NEO for the fiscal year ended December 31, 2024, we have excluded her from the calculations applicable to our non-PEO NEOs in the above table for the fiscal years ended December 31, 2023 and 2024 because she was not a “named executive officer” under SEC regulations.

Peer Group Issuers, Footnote	The Company’s TSR and Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 beginning with our initial public offering in May 2021. The Peer Group reflected in the Peer Group TSR is the S&P 500 Apparel, Accessories, & Luxury Goods Index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 4,970,064
PEO Actually Paid Compensation Amount	$ 1,319,293
Adjustment To PEO Compensation, Footnote
The dollar amounts in this “compensation actually paid” column do not reflect the amount of compensation actually realized by our NEOs during the applicable year. As shown in the following table, to calculate “compensation actually paid,” Item 402(v) of Regulation S-K requires us to begin with the dollar amounts in the “total” column of the Summary Compensation Table appearing earlier in this Proxy Statement, and make adjustments for a variety of factors, including the impact of changes in the fair value of our NEOs’ previously granted equity awards, as follows:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	4,970,064	1,749,944
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,606,522)	(1,145,619)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,532,342	1,436,059
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	504,616	11,401
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,554,651)	(8,083)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,526,556)	(40,781)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(932,294)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Awards Modified during Applicable FY	—	330,705
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid amounts (as calculated)	1,319,293	1,401,332
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718, except for the remeasurement of stock options.
The grant-date fair values of stock options were estimated using Black-Scholes. Subsequent stock option valuations at the end of each fiscal year and as of each vest date are performed using the a lattice valuation model due to a change in the expected term of out-of-the-money options. A lattice model utilizes the contractual term of maturity of each stock option, and assumes the holder will exercise stock options the first time the Company’s stock price exceeds a pre-defined multiple of the strike price which was determined to be 3.0x (which we believe provides a better estimate of out-of-the-money options).

Non-PEO NEO Average Total Compensation Amount	$ 1,749,944	$ 2,424,000	$ 518,000	$ 13,839,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,401,332	2,340,000	(19,685,000)	19,870,000
Adjustment to Non-PEO NEO Compensation Footnote
The dollar amounts in this “compensation actually paid” column do not reflect the amount of compensation actually realized by our NEOs during the applicable year. As shown in the following table, to calculate “compensation actually paid,” Item 402(v) of Regulation S-K requires us to begin with the dollar amounts in the “total” column of the Summary Compensation Table appearing earlier in this Proxy Statement, and make adjustments for a variety of factors, including the impact of changes in the fair value of our NEOs’ previously granted equity awards, as follows:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	4,970,064	1,749,944
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,606,522)	(1,145,619)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,532,342	1,436,059
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	504,616	11,401
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,554,651)	(8,083)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,526,556)	(40,781)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(932,294)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Awards Modified during Applicable FY	—	330,705
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid amounts (as calculated)	1,319,293	1,401,332
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718, except for the remeasurement of stock options.
The grant-date fair values of stock options were estimated using Black-Scholes. Subsequent stock option valuations at the end of each fiscal year and as of each vest date are performed using the a lattice valuation model due to a change in the expected term of out-of-the-money options. A lattice model utilizes the contractual term of maturity of each stock option, and assumes the holder will exercise stock options the first time the Company’s stock price exceeds a pre-defined multiple of the strike price which was determined to be 3.0x (which we believe provides a better estimate of out-of-the-money options).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 20.62	23.15	22.42	91.81
Peer Group Total Shareholder Return Amount	44.61	48.16	49.85	91.22
Net Income (Loss)	$ 2,700,000	$ 22,600,000	$ 21,200,000	$ (9,600,000)
Company Selected Measure Amount	562,600,000	550,300,000	505,800,000	419,600,000
PEO Name	Catherine Spear
Additional 402(v) Disclosure	For 2023 and 2024, net revenues represents net revenues, as adjusted. Net revenues, as adjusted is calculated as net revenues as determined under GAAP, adjusted to disregard the impact of an accounting reclassification related to duty subsidies.
Measure:: 1
Pay vs Performance Disclosure
Name	net revenues
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted EBITDA margin
Catherine Spear [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,970,000	$ 8,388,000	$ 1,041,000	$ 13,032,000
PEO Actually Paid Compensation Amount	1,319,000	$ 8,732,000	(170,952,000)	290,153,000
Heather Hasson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			25,518,000	12,962,000
PEO Actually Paid Compensation Amount			$ (19,989,000)	$ 298,744,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,606,522)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,532,342
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,554,651)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,616
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,526,556)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value Of Options Modified In Total Compensation For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,145,619)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,436,059
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,083)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,401
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,781)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(932,294)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value Of Options Modified In Total Compensation For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 330,705